Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE PLACE ADVISORS TRUST
Entity Central Index Key	0001750821
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000258541
Shareholder Report [Line Items]
Fund Name	North Square Small Cap Value Fund
Class Name	Class I
Trading Symbol	DRISX
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$126	1.07%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 209,080,414
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,587,248
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$209,080,414 Number of Portfolio Holdings78 Advisory Fee $1,587,248 Portfolio Turnover50%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Short-Term Investments	4.5%
Real Estate	5.2%
Utilities	5.4%
Health Care	6.1%
Consumer Discretionary	8.5%
Materials	9.0%
Energy	11.0%
Technology	12.7%
Industrials	17.9%
Financials	19.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	4.5%
Hancock Whitney Corp.	2.7%
Cathay General Bancorp	2.5%
OFG Bancorp	2.5%
NetScout Systems, Inc.	2.4%
Avnet, Inc.	2.3%
Whitecap Resources, Inc.	2.2%
Ameris Bancorp	2.2%
International Bancshares Corp.	2.1%
Knowles Corp.	2.1%

C000258542
Shareholder Report [Line Items]
Fund Name	North Square Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	DRSVX
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$156	1.33%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.33%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 209,080,414
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,587,248
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$209,080,414 Number of Portfolio Holdings78 Advisory Fee $1,587,248 Portfolio Turnover50%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Short-Term Investments	4.5%
Real Estate	5.2%
Utilities	5.4%
Health Care	6.1%
Consumer Discretionary	8.5%
Materials	9.0%
Energy	11.0%
Technology	12.7%
Industrials	17.9%
Financials	19.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	4.5%
Hancock Whitney Corp.	2.7%
Cathay General Bancorp	2.5%
OFG Bancorp	2.5%
NetScout Systems, Inc.	2.4%
Avnet, Inc.	2.3%
Whitecap Resources, Inc.	2.2%
Ameris Bancorp	2.2%
International Bancshares Corp.	2.1%
Knowles Corp.	2.1%

C000222264
Shareholder Report [Line Items]
Fund Name	North Square Altrinsic International Equity Fund
Class Name	Class I
Trading Symbol	NSIVX
Additional Information Phone Number	1-855-551-5521
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.97%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 04, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 82,700,417
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 584,693
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$82,700,417
Number of Portfolio Holdings	69
Advisory Fee (net of waivers)	$584,693
Portfolio Turnover	31%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Real Estate	1.2%
Communications	1.9%
Short-Term Investments	3.3%
Materials	3.7%
Energy	4.2%
Consumer Discretionary	7.1%
Health Care	9.5%
Technology	9.6%
Consumer Staples	10.6%
Industrials	13.9%
Financials	35.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Chubb Ltd.	3.4%
Murata Manufacturing Co. Ltd.	3.2%
Deutsche Boerse AG	3.0%
TotalEnergies SE	2.8%
Everest Re Group, Ltd.	2.6%
SMC Corp.	2.5%
GSK PLC	2.2%
Sony Group Corp.	2.2%
Suzuki Motor Corp.	2.1%
Aon PLC - Class A	2.1%

C000224843
Shareholder Report [Line Items]
Fund Name	North Square Core Plus Bond Fund
Class Name	Class I
Trading Symbol	STTIX
Additional Information Phone Number	1-855-551-5521
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	North Square Core Plus Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index
May-2016	$10,000	$10,000
May-2017	$10,753	$10,158
May-2018	$10,675	$10,120
May-2019	$10,258	$10,768
May-2020	$10,811	$11,781
May-2021	$11,891	$11,734
May-2022	$11,250	$10,769
May-2023	$10,624	$10,538
May-2024	$10,659	$10,676
May-2025	$11,498	$11,258
May-2026	$11,988	$11,836

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
North Square Core Plus Bond Fund - Class I	4.26%	0.16%	1.83%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 23,384,123
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$23,384,123 Number of Portfolio Holdings293 Advisory Fee (net of waivers)$0 Portfolio Turnover180%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.4%
Real Estate	0.4%
Supranational	0.8%
Short-Term Investments	0.8%
Purchased Options	0.8%
Materials	1.4%
Consumer Staples	1.4%
Industrials	1.9%
Technology	2.0%
Health Care	2.2%
Consumer Discretionary	3.0%
Utilities	5.1%
Communications	5.4%
Energy	5.5%
Asset Backed Securities	11.3%
Financials	14.8%
Mortgage Backed Securities	19.2%
U.S. Government & Agencies	21.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds	1.3%
United States Treasury Note/Bond	1.3%
United States Treasury Note/Bond	1.3%
United States Treasury Note/Bond	1.3%
United States Treasury Note	1.3%
United States Treasury Note/Bond	1.2%
Ginnie Mae II Pool	1.2%
United States Treasury Note/Bond	1.2%
United States Treasury Note/Bond	1.1%
United States Treasury Note/Bond	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes to the Fund since June 1, 2025. For more information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2026, at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/ or upon request at 1-855-551-5521.

On January 8, 2026, Azimut Group, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired North Square Investments, LLC (the “Adviser”), the Fund’s investment adviser (the “Transaction”). The Transaction did not result in any material changes in the day-to-day management of the Fund, or the Adviser or to the Fund’s investment objective and principal investment strategies. The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the Investment Company Act of 1940, as amended, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Prior Advisory Agreement”) and resulted in its automatic termination, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser's affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of the then current sub-advisory agreement (the “Prior Sub-Advisory Agreement”) between the Adviser and CSM.

A new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “New Advisory Agreement”) with substantially identical terms to the Prior Advisory Agreement, including the advisory fee rate, and a new sub-advisory agreement between the Adviser and the sub-adviser (the “New Sub-Advisory Agreement”), with substantially identical terms to the Prior Sub-Advisory Agreement took effect as of the closing of the Transaction. The New Advisory Agreement and New Sub-Advisory Agreement were approved by the Trust’s Board of Trustees on October 7, 2025, and the New Advisory Agreement was approved by the Fund’s shareholders at a joint special meeting of shareholders held on December 19, 2025. The New Advisory Agreement and New Sub-Advisory Agreements did not result in any material changes to the Fund's investment objective and principal investment strategies or to its portfolio management. Additionally, a new expense limitation agreement with substantially the same terms as the prior expense limitation agreement with respect to the Fund, including the contractual expense cap, took effect upon approval of the New Advisory Agreement.

C000205678
Shareholder Report [Line Items]
Class Name	Class A
Trading Symbol	ORSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Dynamic Small Cap Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.24%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	North Square Dynamic Small Cap Fund - Class A	Russell 2000® Index	Russell 3000® Index
May-2023	$9,423	$10,000	$10,000
May-2023	$9,331	$9,906	$10,042
May-2024	$12,305	$11,899	$12,811
May-2025	$12,288	$12,040	$14,492
May-2026	$17,214	$17,227	$18,759

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (May 1, 2023)
North Square Dynamic Small Cap Fund - Class A
Without Load	40.08%	21.59%
With Load	32.02%	19.27%
Russell 2000® Index	43.08%	19.30%
Russell 3000® Index	29.45%	22.64%

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 691,257,539
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 4,646,816
InvestmentCompanyPortfolioTurnover	216.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$691,257,539 Number of Portfolio Holdings300 Advisory Fee (net of waivers)$4,646,816 Portfolio Turnover216%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-13.0%
Exchange-Traded Funds	0.1%
Short-Term Investments	0.4%
Communications	1.7%
Consumer Staples	1.8%
Utilities	2.8%
Real Estate	5.4%
Materials	5.8%
Energy	7.9%
Consumer Discretionary	12.7%
Financials	14.5%
Health Care	17.9%
Technology	19.1%
Industrials	22.9%

C000205677
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	ORSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Dynamic Small Cap Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$119	0.99%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	North Square Dynamic Small Cap Fund - Class I	Russell 2000® Index	Russell 3000® Index
May-2016	$1,000,000	$1,000,000	$1,000,000
May-2017	$1,212,878	$1,203,613	$1,176,911
May-2018	$1,526,213	$1,453,539	$1,354,171
May-2019	$1,397,741	$1,322,066	$1,387,975
May-2020	$1,391,570	$1,276,604	$1,547,084
May-2021	$2,259,324	$2,100,836	$2,226,434
May-2022	$2,024,137	$1,745,477	$2,144,414
May-2023	$2,039,466	$1,663,800	$2,188,046
May-2024	$2,694,902	$1,998,474	$2,791,575
May-2025	$2,698,753	$2,022,164	$3,157,783
May-2026	$3,789,136	$2,893,380	$4,087,601

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
North Square Dynamic Small Cap Fund - Class I	40.40%	10.90%	14.25%
Russell 2000® Index	43.08%	6.61%	11.21%
Russell 3000® Index	29.45%	12.92%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 691,257,539
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 4,646,816
InvestmentCompanyPortfolioTurnover	216.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$691,257,539 Number of Portfolio Holdings300 Advisory Fee (net of waivers)$4,646,816 Portfolio Turnover216%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-13.0%
Exchange-Traded Funds	0.1%
Short-Term Investments	0.4%
Communications	1.7%
Consumer Staples	1.8%
Utilities	2.8%
Real Estate	5.4%
Materials	5.8%
Energy	7.9%
Consumer Discretionary	12.7%
Financials	14.5%
Health Care	17.9%
Technology	19.1%
Industrials	22.9%

C000250358
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	NKMCX
Additional Information Phone Number	1-855-551-5521
Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 32,952,197
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 262,211
InvestmentCompanyPortfolioTurnover	89.00%
C000222265
Shareholder Report [Line Items]
Fund Name	North Square McKee Bond Fund
Class Name	Class I
Trading Symbol	NMKYX
Additional Information Phone Number	1-855-551-5521
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund for the fiscal year ended May 31, 2026, outperformed the Bloomberg U.S. Aggregate Bond Index’s return. Consistent with our investment philosophy and long-term results, excess returns primarily came from active security selection and sector allocation. At the same time, duration and yield-curve positioning effects had no net impact on performance.

Leading contributors to performance included security selection in the corporate sector, adding 7 bps. Value was also gained from managing the agency sector, contributing an additional 9 bps.

Agency mortgage sector allocation decisions (overweights) added 4 bps to performance, while the overweight to the securitized sector added 1 bps.

With the conclusion of the Iran conflict still in question and oil reserves running low, energy prices have magnified pre-existing inflationary pressures that continue to exceed the Federal Reserve’s long-term target of 2%. The consensus view now looks for nearly 3.5% consumer inflation in 2026, with GDP growth approximating 2.5%. As a result, the early expectation for two to three funds rate reductions this year has given way to a 25 bps rate hike. Despite expectations that higher prices would curb consumer demand, the upper tier of the "K-shaped" economy continues to spend freely, buoyed by a strong stock market and the resulting wealth effect. Lower savings rates and rising auto loan and home mortgage delinquencies highlight the stress on median and lower income households from inflation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	North Square McKee Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index
May-2021	$50,000	$50,000
May-2021	$50,152	$50,331
May-2022	$46,639	$46,193
May-2023	$46,018	$45,203
May-2024	$46,960	$45,793
May-2025	$49,475	$48,293
May-2026	$51,997	$50,772

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (May 19, 2021)
North Square McKee Bond Fund - Class I	5.10%	0.73%	0.56%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	0.30%

Performance Inception Date	May 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 264,022,185
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 247,052
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$264,022,185 Number of Portfolio Holdings356 Advisory Fee (net of waivers)$247,052 Portfolio Turnover225%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Sovereign	0.3%
Real Estate	0.4%
Short-Term Investments	0.5%
Supranational	0.7%
Consumer Staples	1.0%
Industrials	1.6%
Health Care	1.7%
Technology	2.6%
Utilities	2.7%
Consumer Discretionary	2.9%
Communications	3.0%
Energy	3.2%
Asset Backed Securities	4.1%
Financials	12.6%
Mortgage Backed Securities	28.8%
U.S. Government & Agencies	32.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note/Bond, 4.375%	2.0%
United States Treasury Inflation Indexed Bonds, 2.375%	2.0%
United States Treasury Note/Bond, 3.500%	2.0%
United States Treasury Note/Bond, 3.500%	1.9%
United States Treasury Note/Bond, 3.875%	1.9%
United States Treasury Note, 4.125%	1.9%
Federal Home Loan Mortgage Corp., 4.850%	1.8%
United States Treasury Note/Bond, 5.000%	1.7%
United States Treasury Note/Bond, 3.625%	1.7%
United States Treasury Note/Bond, 3.875%	1.6%

C000222266
Shareholder Report [Line Items]
Fund Name	North Square McKee Bond Fund
Class Name	Class R6
Trading Symbol	NMKBX
Additional Information Phone Number	1-855-551-5521
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund for the fiscal year ended May 31, 2026, outperformed the Bloomberg U.S. Aggregate Bond Index’s return. Consistent with our investment philosophy and long-term results, excess returns primarily came from active security selection and sector allocation. At the same time, duration and yield-curve positioning effects had no net impact on performance.

Leading contributors to performance included security selection in the corporate sector, adding 7 bps. Value was also gained from managing the agency sector, contributing an additional 9 bps.

Agency mortgage sector allocation decisions (overweights) added 4 bps to performance, while the overweight to the securitized sector added 1 bps.

With the conclusion of the Iran conflict still in question and oil reserves running low, energy prices have magnified pre-existing inflationary pressures that continue to exceed the Federal Reserve’s long-term target of 2%. The consensus view now looks for nearly 3.5% consumer inflation in 2026, with GDP growth approximating 2.5%. As a result, the early expectation for two to three funds rate reductions this year has given way to a 25 bps rate hike. Despite expectations that higher prices would curb consumer demand, the upper tier of the "K-shaped" economy continues to spend freely, buoyed by a strong stock market and the resulting wealth effect. Lower savings rates and rising auto loan and home mortgage delinquencies highlight the stress on median and lower income households from inflation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	North Square McKee Bond Fund - Class R6	Bloomberg U.S. Aggregate Bond Index
Dec-2020	$5,000,000	$5,000,000
May-2021	$4,969,573	$4,894,087
May-2022	$4,630,563	$4,491,687
May-2023	$4,579,187	$4,395,448
May-2024	$4,688,691	$4,452,823
May-2025	$4,943,857	$4,695,913
May-2026	$5,212,238	$4,936,971

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (December 28, 2020)
North Square McKee Bond Fund - Class R6	5.43%	0.96%	0.77%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	-0.23%

Performance Inception Date	Dec. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 264,022,185
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 247,052
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$264,022,185 Number of Portfolio Holdings356 Advisory Fee (net of waivers)$247,052 Portfolio Turnover225%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Sovereign	0.3%
Real Estate	0.4%
Short-Term Investments	0.5%
Supranational	0.7%
Consumer Staples	1.0%
Industrials	1.6%
Health Care	1.7%
Technology	2.6%
Utilities	2.7%
Consumer Discretionary	2.9%
Communications	3.0%
Energy	3.2%
Asset Backed Securities	4.1%
Financials	12.6%
Mortgage Backed Securities	28.8%
U.S. Government & Agencies	32.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note/Bond, 4.375%	2.0%
United States Treasury Inflation Indexed Bonds, 2.375%	2.0%
United States Treasury Note/Bond, 3.500%	2.0%
United States Treasury Note/Bond, 3.500%	1.9%
United States Treasury Note/Bond, 3.875%	1.9%
United States Treasury Note, 4.125%	1.9%
Federal Home Loan Mortgage Corp., 4.850%	1.8%
United States Treasury Note/Bond, 5.000%	1.7%
United States Treasury Note/Bond, 3.625%	1.7%
United States Treasury Note/Bond, 3.875%	1.6%

C000205681
Shareholder Report [Line Items]
Fund Name	North Square Multi Strategy Fund
Class Name	Class A
Trading Symbol	ORILX
Additional Information Phone Number	1-855-551-5521
Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 39,110,673
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 65,843
InvestmentCompanyPortfolioTurnover	16.00%
C000205683
Shareholder Report [Line Items]
Fund Name	North Square Multi Strategy Fund
Class Name	Class I
Trading Symbol	PORYX
Additional Information Phone Number	1-855-551-5521
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.77%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 39,110,673
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 65,843
InvestmentCompanyPortfolioTurnover	16.00%
C000205685
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	ORDNX
Additional Information Phone Number	1-855-551-5521
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	North Square Preferred and Income Securities Fund - Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofAML Fixed Rate Preferred Securities Index
May-2016	$1,000,000	$1,000,000	$1,000,000
May-2017	$1,162,545	$1,015,784	$1,059,801
May-2018	$1,347,267	$1,011,979	$1,079,698
May-2019	$1,440,780	$1,076,751	$1,150,577
May-2020	$1,575,414	$1,178,131	$1,200,319
May-2021	$2,159,413	$1,173,362	$1,319,513
May-2022	$2,127,481	$1,076,886	$1,202,338
May-2023	$2,153,982	$1,053,813	$1,185,702
May-2024	$2,617,332	$1,067,569	$1,306,582
May-2025	$2,846,172	$1,125,850	$1,342,152
May-2026	$3,036,749	$1,183,644	$1,425,276

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
North Square Preferred and Income Securities Fund - Class I	6.70%	7.06%	11.75%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofAML Fixed Rate Preferred Securities Index	6.19%	1.55%	3.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 380,898,534
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 2,529,298
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$380,898,534 Number of Portfolio Holdings63 Advisory Fee (net of waivers)$2,529,298 Portfolio Turnover72%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.7%
Fixed Income	1.3%
Materials	1.6%
U.S. Government & Agencies	2.1%
Health Care	2.5%
Short-Term Investments	3.9%
Communications	10.9%
Energy	15.7%
Financials	28.3%
Utilities	32.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X, 3.560%,	3.9%
Nordea Bank Abp, 6.750%, 11/10/88	3.2%
Energy Transfer LP, 6.625%, 02/15/72	3.1%
Rogers Communications, Inc., 7.125%, 04/15/55	3.0%
NiSource, Inc., 6.375%, 03/31/55	2.9%
Vistra Corp., 8.875%, 12/31/49	2.8%
Exelon Corp., 6.500%, 03/15/55	2.7%
Citigroup, Inc., 6.950%, 02/15/80	2.7%
Royal Bank of Canada, 6.500%, 11/24/85	2.6%
American Electric Power Co., Inc., 6.050%, 03/15/56	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes to the Fund since June 1, 2025. For more information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2026, at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/ or upon request at 1-855-551-5521.

On January 8, 2026, Azimut Group, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired North Square Investments, LLC (the “Adviser”), the Fund’s investment adviser (the “Transaction”). The Transaction did not result in any material changes in the day-to-day management of the Fund, or the Adviser or to the Fund’s investment objective and principal investment strategies. The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the Investment Company Act of 1940, as amended, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Prior Advisory Agreement”) and resulted in its automatic termination, effective as of the closing of the Transaction. The Transaction also resulted in the termination of the then current sub-advisory agreement (the “Prior Sub-Advisory Agreement”) between the Adviser and the sub-adviser to the Fund.

A new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “New Advisory Agreement”) with substantially identical terms to the Prior Advisory Agreement with respect to the Fund and a new sub-advisory agreement between the Adviser and the sub-adviser (the “New Sub-Advisory Agreement”), with substantially identical terms to the Prior Sub-Advisory Agreement were approved by the Trust’s Board of Trustees on October 7, 2025. The Board also approved interim investment advisory and sub-advisory agreements and an interim expense limitation agreement to permit continuity of management upon termination of the Prior Advisory Agreement and until shareholders approved the New Advisory Agreement. A joint special meeting of shareholders of the Fund (the “Special Shareholder Meeting”) was initially held on December 19, 2025, adjourned and reconvened from time to time until February 25, 2026, at which time shareholders of the Fund approved the New Advisory Agreement. The New Advisory Agreement and New Sub-Advisory Agreement did not result in any material changes to the Fund's investment objective or to its portfolio management. Additionally, a new expense limitation agreement with substantially the same terms as the prior expense limitation agreement with respect to the Fund, including the contractual expense cap, took effect with the approval of the New Advisory Agreement.  The Special Shareholder Meeting was then further adjourned until March 11, 2026, whereby shareholders of the North Square Preferred and Income Securities Fund approved an amendment to the Fund’s fundamental concentration policy to provide that, under normal circumstances, the North Square Preferred and Income Securities Fund will invest, directly or indirectly, at least 25% of its total assets in the banking, financial services, and insurance group of industries.

C000255877
Shareholder Report [Line Items]
Fund Name	North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
Trading Symbol	QTPI
Security Exchange Name	NYSEArca
Additional Information Phone Number	1-855-514-7733
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 77,259,109
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 248,406
InvestmentCompanyPortfolioTurnover	22.00%
C000217840
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	ADVGX
Additional Information Phone Number	1-855-551-5521
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.94%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,188,089
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 125,671
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$21,188,089 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$125,671 Portfolio Turnover43%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Short-Term Investments	2.5%
Health Care	3.1%
Real Estate	3.8%
Consumer Staples	5.5%
Technology	11.2%
Materials	12.6%
Financials	16.3%
Consumer Discretionary	19.3%
Industrials	25.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Openlane, Inc.	6.4%
M-Tron Industries, Inc.	5.9%
Myers Industries, Inc.	4.8%
Pursuit Attractions and Hospitality, Inc.	4.7%
TriMas Corp.	4.7%
Arcosa, Inc.	4.3%
Bel Fuse, Inc., Class B	4.2%
Legacy Housing Corp.	3.8%
JBT Marel Corp.	3.7%
National Presto Industries, Inc.	3.6%

C000205671
Shareholder Report [Line Items]
Fund Name	North Square Spectrum Alpha Fund
Class Name	Class A
Trading Symbol	ORIGX
Additional Information Phone Number	1-855-551-5521
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	0.95%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	North Square Spectrum Alpha Fund - Class A	Russell 2000® Index	Russell 3000® Index
May-2017	$9,426	$10,000	$10,000
May-2018	$11,674	$12,076	$11,506
May-2019	$11,446	$10,984	$11,793
May-2020	$11,583	$10,606	$13,145
May-2021	$16,611	$17,454	$18,918
May-2022	$13,451	$14,502	$18,221
May-2023	$13,149	$13,823	$18,591
May-2024	$16,861	$16,604	$23,720
May-2025	$17,174	$16,801	$26,831
May-2026	$23,345	$24,039	$34,732

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
North Square Spectrum Alpha Fund - Class A
Without Load	35.93%	7.04%	10.22%
With Load	28.09%	5.78%	9.57%
Russell 2000® Index	43.08%	6.61%	11.21%
Russell 3000® Index	29.45%	12.92%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 71,994,305
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 146,627
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,994,305 Number of Portfolio Holdings5 Advisory Fee $146,627 Portfolio Turnover10%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.9%
Short-Term Investments	1.0%
Exchange-Traded Funds	1.4%
Mutual Funds	98.5%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	54.4%
North Square Select Small Cap Fund, Class I	22.9%
North Square Kennedy MicroCap Fund, Class I	21.2%
iShares® Russell 2000 ETF	1.4%
First American Treasury Obligations Fund, Class X	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes to the Fund since June 1, 2025. For more information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2026, at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/ or upon request at 1-855-551-5521.

On January 8, 2026, Azimut Group, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired North Square Investments, LLC (the “Adviser”), the Fund’s investment adviser (the “Transaction”). The Transaction did not result in any material changes in the day-to-day management of the Fund, or the Adviser or to the Fund’s investment objective and principal investment strategies. The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the Investment Company Act of 1940, as amended, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Prior Advisory Agreement”) and resulted in its automatic termination, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser's affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of the then current sub-advisory agreement (the “Prior Sub-Advisory Agreement”) between the Adviser and CSM.

A new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “New Advisory Agreement”) with substantially identical terms to the Prior Advisory Agreement, including the advisory fee rate, and a new sub-advisory agreement between the Adviser and the sub-adviser (the “New Sub-Advisory Agreement”), with substantially identical terms to the Prior Sub-Advisory Agreement were approved by the Trust’s Board of Trustees on October 7, 2025. The Board also approved interim investment advisory and sub-advisory agreements and an interim expense limitation agreement to permit continuity of management upon termination of the Prior Advisory Agreement and until shareholders approved the New Advisory Agreement. A joint special meeting of shareholders of the Fund (the “Special Shareholder Meeting”) was initially held on December 19, 2025, adjourned and reconvened from time to time until June 5, 2026, whereby shareholders of the Fund approved the New Advisory Agreement. The New Advisory Agreement and New Sub-Advisory Agreement did not result in any material changes to the Fund's investment objective and principal investment strategies or to its portfolio management. Additionally, a new expense limitation agreement with substantially the same terms as the prior expense limitation agreement with respect to the Fund, including the contractual expense cap, took effect with the approval of the New Advisory Agreement.

C000205673
Shareholder Report [Line Items]
Fund Name	North Square Spectrum Alpha Fund
Class Name	Class I
Trading Symbol	ORIYX
Additional Information Phone Number	1-855-551-5521
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.69%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	North Square Spectrum Alpha Fund - Class I	Russell 2000® Index	Russell 3000® Index
May-2017	$1,000,000	$1,000,000	$1,000,000
May-2018	$1,241,859	$1,207,646	$1,150,615
May-2019	$1,221,155	$1,098,415	$1,179,337
May-2020	$1,238,520	$1,060,643	$1,314,530
May-2021	$1,781,409	$1,745,441	$1,891,762
May-2022	$1,444,914	$1,450,197	$1,822,071
May-2023	$1,414,884	$1,382,338	$1,859,144
May-2024	$1,822,032	$1,660,395	$2,371,952
May-2025	$1,858,878	$1,680,077	$2,683,112
May-2026	$2,534,628	$2,403,912	$3,473,162

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
North Square Spectrum Alpha Fund - Class I	36.35%	7.31%	10.52%
Russell 2000® Index	43.08%	6.61%	11.21%
Russell 3000® Index	29.45%	12.92%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 71,994,305
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 146,627
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,994,305 Number of Portfolio Holdings5 Advisory Fee $146,627 Portfolio Turnover10%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.9%
Short-Term Investments	1.0%
Exchange-Traded Funds	1.4%
Mutual Funds	98.5%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	54.4%
North Square Select Small Cap Fund, Class I	22.9%
North Square Kennedy MicroCap Fund, Class I	21.2%
iShares® Russell 2000 ETF	1.4%
First American Treasury Obligations Fund, Class X	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes to the Fund since June 1, 2025. For more information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2026, at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/ or upon request at 1-855-551-5521.

On January 8, 2026, Azimut Group, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired North Square Investments, LLC (the “Adviser”), the Fund’s investment adviser (the “Transaction”). The Transaction did not result in any material changes in the day-to-day management of the Fund, or the Adviser or to the Fund’s investment objective and principal investment strategies. The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the Investment Company Act of 1940, as amended, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Prior Advisory Agreement”) and resulted in its automatic termination, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser's affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of the then current sub-advisory agreement (the “Prior Sub-Advisory Agreement”) between the Adviser and CSM.

A new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “New Advisory Agreement”) with substantially identical terms to the Prior Advisory Agreement, including the advisory fee rate, and a new sub-advisory agreement between the Adviser and the sub-adviser (the “New Sub-Advisory Agreement”), with substantially identical terms to the Prior Sub-Advisory Agreement were approved by the Trust’s Board of Trustees on October 7, 2025. The Board also approved interim investment advisory and sub-advisory agreements and an interim expense limitation agreement to permit continuity of management upon termination of the Prior Advisory Agreement and until shareholders approved the New Advisory Agreement. A joint special meeting of shareholders of the Fund (the “Special Shareholder Meeting”) was initially held on December 19, 2025, adjourned and reconvened from time to time until June 5, 2026, whereby shareholders of the Fund approved the New Advisory Agreement. The New Advisory Agreement and New Sub-Advisory Agreement did not result in any material changes to the Fund's investment objective and principal investment strategies or to its portfolio management. Additionally, a new expense limitation agreement with substantially the same terms as the prior expense limitation agreement with respect to the Fund, including the contractual expense cap, took effect with the approval of the New Advisory Agreement.

C000217841
Shareholder Report [Line Items]
Fund Name	North Square Strategic Income Fund
Class Name	Class A
Trading Symbol	ADVAX
Additional Information Phone Number	1-855-551-5521
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the period June 1, 2025 – May 31, 2026, financial markets transitioned through two contrasting regimes. A risk-on rally driven by AI optimism and Federal Reserve rate cuts gave way to a sharp reversal in early 2026, as the unwinding of the AI trade and conflict in the Middle East revived fears of stagflation. Throughout, Red Cedar Investment Management (RCIM) maintained a defensive but opportunistic approach, emphasizing income and security selection. By fiscal year-end, risk sentiment had stabilized and credit-sensitive sectors had recovered.

Equity holdings were the Fund’s largest contributor to performance. Gold mining shares benefited from a powerful rally in gold prices, supported by central bank buying, persistent inflation, and growing unease with fiat currencies. The addition of energy producers early in 2026 captured rising energy prices, driven by Middle East tensions.

Preferred securities were a strong contributor despite mid-period volatility, weakening during the early-2026 risk-off before rebounding sharply into fiscal year-end. Corporate hybrids drove the outperformance, while institutional preferreds also delivered strong results.

Security selection within securitized products was a primary driver of fixed income returns. The largest contribution came from agency Commercial Mortgage-Backed Securities (CMBS) interest-only tranches backed by loans originated at historically low rates, which generated reliable income as slow prepayments preserved their carry. Non-agency CMBS positions enhanced results as select credit situations resolved favorably and realized their anticipated upside.

The Fund’s long volatility exposure, a meaningful contributor in the prior period, was a modest drag for the year given the persistent risk-on environment. Credit hedges provided meaningful protection during the early-2026 stress period but weighed on performance thereafter. Duration impact was mixed, and the Fund maintained a significant underweight to long-maturity Treasuries throughout.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	North Square Strategic Income Fund - Class A	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
Feb-2023	$9,630	$10,000	$10,000
May-2023	$9,460	$10,216	$10,204
May-2024	$10,335	$10,488	$10,337
May-2025	$11,496	$11,165	$10,901
May-2026	$12,320	$11,626	$11,461

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (February 28, 2023)
North Square Strategic Income Fund - Class A	7.17%	7.87%
Bloomberg Intermediate U.S. Government/Credit Bond Index	4.13%	4.74%
Bloomberg U.S. Aggregate Bond Index	5.13%	4.28%

Performance Inception Date	Feb. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,249,828,109
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 3,328,724
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,249,828,109 Number of Portfolio Holdings231 Advisory Fee (net of waivers)$3,328,724 Portfolio Turnover97%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.4%
Exchange-Traded Funds	0.6%
Health Care	0.6%
Sovereign	0.7%
Consumer Discretionary	0.7%
Materials	1.3%
Purchased Options	1.5%
Non U.S. Treasury	1.6%
Communications	5.5%
Energy	5.8%
Financials	10.4%
U.S. Government & Agencies	10.4%
Asset Backed Securities	10.7%
Utilities	12.4%
Mortgage Backed Securities	35.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note/Bond, 4.000%	4.8%
United States Treasury Note/Bond, 3.500%	3.1%
Meta Platforms, Inc., 5.625%	2.0%
Mexican Bonos, 7.750%	1.6%
Freddie Mac Pool, 5.000%	1.3%
Freddie Mac Pool, 5.000%	1.3%
United States Treasury Note/Bond, 3.750%	1.3%
United States Treasury Note/Bond, 4.625%	1.3%
Fannie Mae Pool, 4.000%	1.2%
Fannie Mae Pool, 3.000%	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes to the Fund since June 1, 2025. For more information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2026, at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/ or upon request at 1-855-551-5521.

On January 8, 2026, Azimut Group, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired North Square Investments, LLC (the “Adviser”), the Fund’s investment adviser (the “Transaction”). The Transaction did not result in any material changes in the day-to-day management of the Fund, or the Adviser or to the Fund’s investment objective and principal investment strategies. The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the Investment Company Act of 1940, as amended, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Prior Advisory Agreement”) and resulted in its automatic termination, effective as of the closing of the Transaction. The Transaction also resulted in the termination of the then current sub-advisory agreement (the “Prior Sub-Advisory Agreement”) between the Adviser and the sub-adviser to the Fund.

A new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “New Advisory Agreement”) with substantially identical terms to the Prior Advisory Agreement, including the advisory fee rate, and a new sub-advisory agreement between the Adviser and the sub-adviser (the “New Sub-Advisory Agreement”), with substantially identical terms to the Prior Sub-Advisory Agreement were approved by the Trust’s Board of Trustees on October 7, 2025. The Board also approved interim investment advisory and sub-advisory agreements and an interim expense limitation agreement to permit continuity of management upon termination of the Prior Advisory Agreement and until shareholders approved the New Advisory Agreement. A joint special meeting of shareholders of the Fund (the “Special Shareholder Meeting”) was initially held on December 19, 2025 and adjourned until January 7, 2026 whereby shareholders of the Fund approved the New Advisory Agreement. The New Advisory Agreement and New Sub-Advisory Agreement did not result in any material changes to the Fund's investment objective and principal investment strategies or to its portfolio management. Additionally, a new expense limitation agreement with substantially the same terms as the prior expense limitation agreement with respect to the Fund, including the contractual expense cap, took effect with the approval of the New Advisory Agreement.

C000217842
Shareholder Report [Line Items]
Fund Name	North Square Strategic Income Fund
Class Name	Class I
Trading Symbol	ADVNX
Additional Information Phone Number	1-855-551-5521
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the period June 1, 2025 – May 31, 2026, financial markets transitioned through two contrasting regimes. A risk-on rally driven by AI optimism and Federal Reserve rate cuts gave way to a sharp reversal in early 2026, as the unwinding of the AI trade and conflict in the Middle East revived fears of stagflation. Throughout, Red Cedar Investment Management (RCIM) maintained a defensive but opportunistic approach, emphasizing income and security selection. By fiscal year-end, risk sentiment had stabilized and credit-sensitive sectors had recovered.

Equity holdings were the Fund’s largest contributor to performance. Gold mining shares benefited from a powerful rally in gold prices, supported by central bank buying, persistent inflation, and growing unease with fiat currencies. The addition of energy producers early in 2026 captured rising energy prices, driven by Middle East tensions.

Preferred securities were a strong contributor despite mid-period volatility, weakening during the early-2026 risk-off before rebounding sharply into fiscal year-end. Corporate hybrids drove the outperformance, while institutional preferreds also delivered strong results.

Security selection within securitized products was a primary driver of fixed income returns. The largest contribution came from agency Commercial Mortgage-Backed Securities (CMBS) interest-only tranches backed by loans originated at historically low rates, which generated reliable income as slow prepayments preserved their carry. Non-agency CMBS positions enhanced results as select credit situations resolved favorably and realized their anticipated upside.

The Fund’s long volatility exposure, a meaningful contributor in the prior period, was a modest drag for the year given the persistent risk-on environment. Credit hedges provided meaningful protection during the early-2026 stress period but weighed on performance thereafter. Duration impact was mixed, and the Fund maintained a significant underweight to long-maturity Treasuries throughout.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	North Square Strategic Income Fund - Class I	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
May-2016	$1,000,000	$1,000,000	$1,000,000
May-2017	$1,045,736	$1,013,990	$1,015,784
May-2018	$1,044,423	$1,006,963	$1,011,979
May-2019	$1,100,359	$1,064,656	$1,076,751
May-2020	$1,200,179	$1,145,569	$1,178,131
May-2021	$1,323,718	$1,153,908	$1,173,362
May-2022	$1,263,010	$1,082,808	$1,076,886
May-2023	$1,232,177	$1,077,069	$1,053,813
May-2024	$1,349,672	$1,105,778	$1,067,569
May-2025	$1,506,308	$1,177,152	$1,125,850
May-2026	$1,618,466	$1,225,737	$1,183,644

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
North Square Strategic Income Fund - Class I	7.45%	4.10%	4.93%
Bloomberg Intermediate U.S. Government/Credit Bond Index	4.13%	1.22%	2.06%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,249,828,109
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 3,328,724
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,249,828,109 Number of Portfolio Holdings231 Advisory Fee (net of waivers)$3,328,724 Portfolio Turnover97%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.4%
Exchange-Traded Funds	0.6%
Health Care	0.6%
Sovereign	0.7%
Consumer Discretionary	0.7%
Materials	1.3%
Purchased Options	1.5%
Non U.S. Treasury	1.6%
Communications	5.5%
Energy	5.8%
Financials	10.4%
U.S. Government & Agencies	10.4%
Asset Backed Securities	10.7%
Utilities	12.4%
Mortgage Backed Securities	35.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note/Bond, 4.000%	4.8%
United States Treasury Note/Bond, 3.500%	3.1%
Meta Platforms, Inc., 5.625%	2.0%
Mexican Bonos, 7.750%	1.6%
Freddie Mac Pool, 5.000%	1.3%
Freddie Mac Pool, 5.000%	1.3%
United States Treasury Note/Bond, 3.750%	1.3%
United States Treasury Note/Bond, 4.625%	1.3%
Fannie Mae Pool, 4.000%	1.2%
Fannie Mae Pool, 3.000%	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes to the Fund since June 1, 2025. For more information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2026, at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/ or upon request at 1-855-551-5521.

On January 8, 2026, Azimut Group, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired North Square Investments, LLC (the “Adviser”), the Fund’s investment adviser (the “Transaction”). The Transaction did not result in any material changes in the day-to-day management of the Fund, or the Adviser or to the Fund’s investment objective and principal investment strategies. The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the Investment Company Act of 1940, as amended, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Prior Advisory Agreement”) and resulted in its automatic termination, effective as of the closing of the Transaction. The Transaction also resulted in the termination of the then current sub-advisory agreement (the “Prior Sub-Advisory Agreement”) between the Adviser and the sub-adviser to the Fund.

A new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “New Advisory Agreement”) with substantially identical terms to the Prior Advisory Agreement, including the advisory fee rate, and a new sub-advisory agreement between the Adviser and the sub-adviser (the “New Sub-Advisory Agreement”), with substantially identical terms to the Prior Sub-Advisory Agreement were approved by the Trust’s Board of Trustees on October 7, 2025. The Board also approved interim investment advisory and sub-advisory agreements and an interim expense limitation agreement to permit continuity of management upon termination of the Prior Advisory Agreement and until shareholders approved the New Advisory Agreement. A joint special meeting of shareholders of the Fund (the “Special Shareholder Meeting”) was initially held on December 19, 2025 and adjourned until January 7, 2026 whereby shareholders of the Fund approved the New Advisory Agreement. The New Advisory Agreement and New Sub-Advisory Agreement did not result in any material changes to the Fund's investment objective and principal investment strategies or to its portfolio management. Additionally, a new expense limitation agreement with substantially the same terms as the prior expense limitation agreement with respect to the Fund, including the contractual expense cap, took effect with the approval of the New Advisory Agreement.

C000224841
Shareholder Report [Line Items]
Class Name	Class A
Trading Symbol	ETFRX
Additional Information Phone Number	1-855-551-5521
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$214	1.95%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	North Square Tactical Defensive Fund - Class A	Morningstar Moderate Target Risk Index	Russell 3000® Index
May-2016	$9,422	$10,000	$10,000
May-2017	$10,697	$11,146	$11,769
May-2018	$11,529	$11,981	$13,542
May-2019	$11,755	$12,282	$13,880
May-2020	$10,833	$13,028	$15,471
May-2021	$13,966	$16,355	$22,264
May-2022	$14,010	$15,141	$21,444
May-2023	$13,460	$14,908	$21,880
May-2024	$15,380	$16,859	$27,916
May-2025	$15,108	$18,632	$31,578
May-2026	$18,147	$22,053	$40,876

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class A
Without Load	20.11%	5.38%	6.77%
With Load	13.18%	4.13%	6.14%
Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%
Russell 3000® Index	29.45%	12.92%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 51,364,909
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 646,928
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$51,364,909 Number of Portfolio Holdings6 Advisory Fee (net of waivers)$646,928 Portfolio Turnover111%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Short-Term Investments	19.9%
Exchange-Traded Funds	80.1%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street® SPDR® Portfolio S&P 500® ETF	29.7%
State Street® SPDR® S&P 500® ETF Trust	26.1%
First American Treasury Obligations Fund, Class X	19.9%
SPDR® Portfolio Developed World ex-US ETF	15.9%
SPDR® Portfolio Emerging Markets ETF	5.3%
SPDR® Portfolio S&P 600® Small Cap ETF	3.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes to the Fund since June 1, 2025. For more information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2026, at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/ or upon request at 1-855-551-5521.

On January 8, 2026, Azimut Group, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired North Square Investments, LLC (the “Adviser”), the Fund’s investment adviser (the “Transaction”). The Transaction did not result in any material changes in the day-to-day management of the Fund, or the Adviser or to the Fund’s investment objective and principal investment strategies. The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the Investment Company Act of 1940, as amended, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Prior Advisory Agreement”) and resulted in its automatic termination, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser’s affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of the then current sub-advisory agreement (the “Prior Sub-Advisory Agreement”) between the Adviser and CSM.

A new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “New Advisory Agreement’) with substantially identical terms to the Prior Advisory Agreement, including the advisory fee rate, and a new sub-advisory agreement between the Adviser and the sub-adviser (the “New Sub-Advisory Agreement”), with substantially identical terms to the Prior Sub-Advisory Agreement were approved by the Trust’s Board of Trustees on October 7, 2025. The Board also approved interim investment advisory and sub-advisory agreements and an interim expense limitation agreement to permit continuity of management upon termination of the Prior Advisory Agreement and until shareholders approved the New Advisory Agreement. A joint special meeting of shareholders of the Fund (the “Special Shareholder Meeting”) was initially held on December 19, 2025, adjourned and reconvened from time to time until March 11, 2026, whereby shareholders of the Fund approved the New Advisory Agreement. The New Advisory Agreement and New Sub-Advisory Agreement did not result in any material changes to the Fund's investment objective and principal investment strategies or to its portfolio management. Additionally, a new expense limitation agreement with substantially the same terms as the prior expense limitation agreement with respect to the Fund, including the contractual expense cap, took effect with the approval of the New Advisory Agreement.

C000224840
Shareholder Report [Line Items]
Class Name	Class C
Trading Symbol	ETFZX
Additional Information Phone Number	1-855-551-5521
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$296	2.70%

Expenses Paid, Amount	$ 296
Expense Ratio, Percent	2.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	North Square Tactical Defensive Fund - Class C	Morningstar Moderate Target Risk Index	Russell 3000® Index
May-2016	$10,000	$10,000	$10,000
May-2017	$11,269	$11,146	$11,769
May-2018	$12,055	$11,981	$13,542
May-2019	$12,201	$12,282	$13,880
May-2020	$11,159	$13,028	$15,471
May-2021	$14,282	$16,355	$22,264
May-2022	$14,214	$15,141	$21,444
May-2023	$13,548	$14,908	$21,880
May-2024	$15,369	$16,859	$27,916
May-2025	$14,978	$18,632	$31,578
May-2026	$17,862	$22,053	$40,876

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class C
Without Load	19.25%	4.57%	5.97%
With Load	18.25%	4.57%	5.97%
Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%
Russell 3000® Index	29.45%	12.92%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 51,364,909
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 646,928
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$51,364,909 Number of Portfolio Holdings6 Advisory Fee (net of waivers)$646,928 Portfolio Turnover111%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Short-Term Investments	19.9%
Exchange-Traded Funds	80.1%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street® SPDR® Portfolio S&P 500® ETF	29.7%
State Street® SPDR® S&P 500® ETF Trust	26.1%
First American Treasury Obligations Fund, Class X	19.9%
SPDR® Portfolio Developed World ex-US ETF	15.9%
SPDR® Portfolio Emerging Markets ETF	5.3%
SPDR® Portfolio S&P 600® Small Cap ETF	3.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes to the Fund since June 1, 2025. For more information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2026, at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/ or upon request at 1-855-551-5521.

On January 8, 2026, Azimut Group, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired North Square Investments, LLC (the “Adviser”), the Fund’s investment adviser (the “Transaction”). The Transaction did not result in any material changes in the day-to-day management of the Fund, or the Adviser or to the Fund’s investment objective and principal investment strategies. The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the Investment Company Act of 1940, as amended, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Prior Advisory Agreement”) and resulted in its automatic termination, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser’s affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of the then current sub-advisory agreement (the “Prior Sub-Advisory Agreement”) between the Adviser and CSM.

A new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “New Advisory Agreement’) with substantially identical terms to the Prior Advisory Agreement, including the advisory fee rate, and a new sub-advisory agreement between the Adviser and the sub-adviser (the “New Sub-Advisory Agreement”), with substantially identical terms to the Prior Sub-Advisory Agreement were approved by the Trust’s Board of Trustees on October 7, 2025. The Board also approved interim investment advisory and sub-advisory agreements and an interim expense limitation agreement to permit continuity of management upon termination of the Prior Advisory Agreement and until shareholders approved the New Advisory Agreement. A joint special meeting of shareholders of the Fund (the “Special Shareholder Meeting”) was initially held on December 19, 2025, adjourned and reconvened from time to time until March 11, 2026, whereby shareholders of the Fund approved the New Advisory Agreement. The New Advisory Agreement and New Sub-Advisory Agreement did not result in any material changes to the Fund's investment objective and principal investment strategies or to its portfolio management. Additionally, a new expense limitation agreement with substantially the same terms as the prior expense limitation agreement with respect to the Fund, including the contractual expense cap, took effect with the approval of the New Advisory Agreement.

C000224839
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	ETFWX
Additional Information Phone Number	1-855-551-5521
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$187	1.70%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	North Square Tactical Defensive Fund - Class I	Morningstar Moderate Target Risk Index	Russell 3000® Index
May-2016	$1,000,000	$1,000,000	$1,000,000
May-2017	$1,138,023	$1,114,573	$1,176,911
May-2018	$1,229,387	$1,198,098	$1,354,171
May-2019	$1,255,796	$1,228,239	$1,387,975
May-2020	$1,160,246	$1,302,770	$1,547,084
May-2021	$1,498,537	$1,635,548	$2,226,434
May-2022	$1,505,851	$1,514,120	$2,144,414
May-2023	$1,450,079	$1,490,787	$2,188,046
May-2024	$1,661,282	$1,685,924	$2,791,575
May-2025	$1,635,352	$1,863,211	$3,157,783
May-2026	$1,969,330	$2,205,291	$4,087,601

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class I	20.42%	5.62%	7.01%
Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%
Russell 3000® Index	29.45%	12.92%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 51,364,909
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 646,928
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$51,364,909 Number of Portfolio Holdings6 Advisory Fee (net of waivers)$646,928 Portfolio Turnover111%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Short-Term Investments	19.9%
Exchange-Traded Funds	80.1%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street® SPDR® Portfolio S&P 500® ETF	29.7%
State Street® SPDR® S&P 500® ETF Trust	26.1%
First American Treasury Obligations Fund, Class X	19.9%
SPDR® Portfolio Developed World ex-US ETF	15.9%
SPDR® Portfolio Emerging Markets ETF	5.3%
SPDR® Portfolio S&P 600® Small Cap ETF	3.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes to the Fund since June 1, 2025. For more information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2026, at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/ or upon request at 1-855-551-5521.

On January 8, 2026, Azimut Group, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired North Square Investments, LLC (the “Adviser”), the Fund’s investment adviser (the “Transaction”). The Transaction did not result in any material changes in the day-to-day management of the Fund, or the Adviser or to the Fund’s investment objective and principal investment strategies. The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the Investment Company Act of 1940, as amended, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Prior Advisory Agreement”) and resulted in its automatic termination, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser’s affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of the then current sub-advisory agreement (the “Prior Sub-Advisory Agreement”) between the Adviser and CSM.

A new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “New Advisory Agreement’) with substantially identical terms to the Prior Advisory Agreement, including the advisory fee rate, and a new sub-advisory agreement between the Adviser and the sub-adviser (the “New Sub-Advisory Agreement”), with substantially identical terms to the Prior Sub-Advisory Agreement were approved by the Trust’s Board of Trustees on October 7, 2025. The Board also approved interim investment advisory and sub-advisory agreements and an interim expense limitation agreement to permit continuity of management upon termination of the Prior Advisory Agreement and until shareholders approved the New Advisory Agreement. A joint special meeting of shareholders of the Fund (the “Special Shareholder Meeting”) was initially held on December 19, 2025, adjourned and reconvened from time to time until March 11, 2026, whereby shareholders of the Fund approved the New Advisory Agreement. The New Advisory Agreement and New Sub-Advisory Agreement did not result in any material changes to the Fund's investment objective and principal investment strategies or to its portfolio management. Additionally, a new expense limitation agreement with substantially the same terms as the prior expense limitation agreement with respect to the Fund, including the contractual expense cap, took effect with the approval of the New Advisory Agreement.

C000224838
Shareholder Report [Line Items]
Class Name	Class A
Trading Symbol	ETFAX
Additional Information Phone Number	1-855-551-5521
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$172	1.55%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	North Square Tactical Growth Fund - Class A	Morningstar Moderately Aggressive Target Risk Index	Russell 3000® Index
May-2016	$9,424	$10,000	$10,000
May-2017	$10,600	$11,491	$11,769
May-2018	$11,850	$12,668	$13,542
May-2019	$11,469	$12,792	$13,880
May-2020	$12,218	$13,364	$15,471
May-2021	$15,673	$18,009	$22,264
May-2022	$14,747	$16,669	$21,444
May-2023	$14,901	$16,460	$21,880
May-2024	$17,433	$19,281	$27,916
May-2025	$19,100	$21,587	$31,578
May-2026	$23,363	$26,481	$40,876

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class A
Without Load	22.32%	8.31%	9.50%
With Load	15.27%	7.04%	8.86%
Morningstar Moderately Aggressive Target Risk Index	22.67%	8.02%	10.23%
Russell 3000® Index	29.45%	12.92%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 616,473,701
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 6,042,259
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$616,473,701 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$6,042,259 Portfolio Turnover30%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Short-Term Investments	25.2%
Exchange-Traded Funds	74.8%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	25.2%
Invesco QQQ Trust, Series 1	18.3%
Vanguard Growth ETF	17.0%
State Street® SPDR® S&P 500® ETF Trust	15.9%
Vanguard Value ETF	12.2%
iShares® MSCI Eurozone ETF	8.0%
iShares® MSCI Canada ETF	3.4%

C000224836
Shareholder Report [Line Items]
Class Name	Class C
Trading Symbol	ETFCX
Additional Information Phone Number	1-855-551-5521
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$255	2.30%

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	2.30%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	North Square Tactical Growth Fund - Class C	Morningstar Moderately Aggressive Target Risk Index	Russell 3000® Index
May-2016	$10,000	$10,000	$10,000
May-2017	$11,164	$11,491	$11,769
May-2018	$12,391	$12,668	$13,542
May-2019	$11,905	$12,792	$13,880
May-2020	$12,587	$13,364	$15,471
May-2021	$16,014	$18,009	$22,264
May-2022	$14,953	$16,669	$21,444
May-2023	$15,000	$16,460	$21,880
May-2024	$17,415	$19,281	$27,916
May-2025	$18,940	$21,587	$31,578
May-2026	$23,001	$26,481	$40,876

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class C
Without Load	21.44%	7.51%	8.69%
With Load	20.44%	7.51%	8.69%
Morningstar Moderately Aggressive Target Risk Index	22.67%	8.02%	10.23%
Russell 3000® Index	29.45%	12.92%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 616,473,701
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 6,042,259
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$616,473,701 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$6,042,259 Portfolio Turnover30%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Short-Term Investments	25.2%
Exchange-Traded Funds	74.8%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	25.2%
Invesco QQQ Trust, Series 1	18.3%
Vanguard Growth ETF	17.0%
State Street® SPDR® S&P 500® ETF Trust	15.9%
Vanguard Value ETF	12.2%
iShares® MSCI Eurozone ETF	8.0%
iShares® MSCI Canada ETF	3.4%

C000224837
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	ETFOX
Additional Information Phone Number	1-855-551-5521
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$145	1.30%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	North Square Tactical Growth Fund - Class I	Morningstar Moderately Aggressive Target Risk Index	Russell 3000® Index
May-2016	$1,000,000	$1,000,000	$1,000,000
May-2017	$1,127,880	$1,149,075	$1,176,911
May-2018	$1,264,195	$1,266,764	$1,354,171
May-2019	$1,225,989	$1,279,239	$1,387,975
May-2020	$1,310,360	$1,336,358	$1,547,084
May-2021	$1,684,163	$1,800,863	$2,226,434
May-2022	$1,587,562	$1,666,909	$2,144,414
May-2023	$1,608,638	$1,645,967	$2,188,046
May-2024	$1,886,136	$1,928,146	$2,791,575
May-2025	$2,073,120	$2,158,677	$3,157,783
May-2026	$2,542,876	$2,648,145	$4,087,601

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class I	22.66%	8.59%	9.78%
Morningstar Moderately Aggressive Target Risk Index	22.67%	8.02%	10.23%
Russell 3000® Index	29.45%	12.92%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 616,473,701
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 6,042,259
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$616,473,701 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$6,042,259 Portfolio Turnover30%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Short-Term Investments	25.2%
Exchange-Traded Funds	74.8%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	25.2%
Invesco QQQ Trust, Series 1	18.3%
Vanguard Growth ETF	17.0%
State Street® SPDR® S&P 500® ETF Trust	15.9%
Vanguard Value ETF	12.2%
iShares® MSCI Eurozone ETF	8.0%
iShares® MSCI Canada ETF	3.4%